Trading Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Analysis of Carrying Value of Trading Securities
(a)	Trading securities

An analysis of the carrying value of trading securities is as follows:

As at October 31, 2018 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$1,500	$4,040	$4,781	$863	$1,819	$–	$13,003
Canadian provincial and municipal debt	859	876	2,122	3,425	2,877	–	10,159
U.S. treasury and other U.S. agency debt	514	1,574	3,348	1,602	126	–	7,164
Other foreign government debt	1,353	1,042	2,452	1,155	441	–	6,443
Common shares	–	–	–	–	–	39,700	39,700
Other	595	1,650	4,888	1,203	585	84	9,005
Total	$4,821	$9,182	$17,591	$8,248	$5,848	$39,784	$85,474
Total by currency (in Canadian equivalent):
Canadian dollar	$2,711	$5,222	$5,901	$4,798	$4,972	$9,730	$33,334
U.S. dollar	620	2,414	7,105	2,377	523	16,695	29,734
Mexican peso	322	119	538	21	4	405	1,409
Other currencies	1,168	1,427	4,047	1,052	349	12,954	20,997
Total trading securities	$4,821	$9,182	$17,591	$8,248	$5,848	$39,784	$85,474

As at October 31, 2017 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$950	$1,696	$4,283	$1,333	$2,081	$–	$10,343
Canadian provincial and municipal debt	1,230	1,127	1,536	1,269	2,163	–	7,325
U.S. treasury and other U.S. agency debt	113	980	3,301	2,214	286	–	6,894
Other foreign government debt	1,172	819	2,716	1,132	990	–	6,829
Common shares	–	–	–	–	–	39,275	39,275
Other	530	1,134	4,702	1,088	532	–	7,986
Total	$3,995	$5,756	$16,538	$7,036	$6,052	$39,275	$78,652
Total by currency (in Canadian equivalent):
Canadian dollar	$2,368	$3,064	$5,130	$3,068	$4,524	$8,619	$26,773
U.S. dollar	372	1,771	6,807	2,777	526	12,016	24,269
Mexican peso	249	235	488	1	1	997	1,971
Other currencies	1,006	686	4,113	1,190	1,001	17,643	25,639
Total trading securities	$3,995	$5,756	$16,538	$7,036	$6,052	$39,275	$78,652

Summary of Geographic Breakdown Trading Loans
(b)	Trading loans

The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2018	2017
Trading loans(1)(2)
U.S.(3)	$9,080	$10,654
Europe(4)	3,066	3,824
Asia Pacific(4)	1,077	1,605
Canada(4)	280	376
Other(4)	831	853
Total	$14,334	$17,312

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are denominated in U.S. dollars.
(3)

Includes trading loans that serve as a hedge to loan-based credit total return swaps of $6,071 (2017 – $7,390), while the remaining relates to short-term precious metals trading and lending activities.

(4)	These loans are primarily related to short-term precious metals trading and lending activities.